Expenses by nature	12 Months Ended
Sep. 30, 2025
Expenses by nature
Expenses by nature

19.Expenses by nature

The following table presents a breakdown of expenses by nature for the following years:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Employee benefits	$7,389,432	$4,378,885	$2,638,369
Professional fees	1,364,773	967,938	940,667
R&D consulting and material costs, net	758,485	774,261	556,013
Consulting fees	638,366	1,294,949	2,743,272
Insurance	636,967	690,014	716,931
Other expenses	544,798	434,682	691,566
Travel and conferences	222,405	385,759	804,481
Transfer agent and listing fees	175,878	151,854	120,690
Advertising and promotion	636	60,823	19,090
Impairment of inventory	—	113,283	—
Impairment of intangible assets	—	—	1,174,354
Royalty and license costs	—	—	305,918
Total expenses	$11,731,740	$9,252,448	$10,711,351
Allocation of cost of sales
Employee benefits	(2,100,660)	(536,245)	(123,803)
Total operating expenses	$9,631,080	$8,716,203	$10,587,548